Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Banks Borrowings	Outstanding balances of banks borrowings as of June 30, 2024 and 2023 consisted of the following:
	As of June 30,
	2024	2023
	$	$
Bank borrowings:
Guaranteed	3,157,475	10,300,386
Collateralized and guaranteed	2,425,190	3,105,430
	5,582,665	13,405,816

Schedule of Bank Borrowings	The details of bank borrowings as at June 30, 2024 and 2023 are as follows:
		Maturity		Weighted-average interest rate		As of June 30,
Lender	Type	date	Currency	2024	2023	2024	2023
DBS Bank Hong Kong Limited	Bank borrowing	November 2027	HKD	7.31%	3.8%	1,800,902	3,515,952
Bank of China (Hong Kong) Limited	Bank borrowing	June 2027	HKD	6.96%	6.4%	2,821,221	6,393,244
Hang Sang Bank Limited	Bank borrowing	July 2024	HKD	6.93%	6.3%	960,542	3,496,620

Total bank borrowings						5,582,665	13,405,816

Schedule of Loan type in Terms of Currency
	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of HKD currency
June 30, 2023	13,405,816	13,405,816	-	-	-	-
	13,405,816	13,405,816	-	-	-	-
	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of HKD currency
June 30, 2024	5,582,665	5,582,665	-	-	-	-
	5,582,665	5,582,665	-	-	-	-